Deferred tax	12 Months Ended
Jun. 30, 2025
Deferred tax
Deferred tax
11	Deferred tax

		2025	2024
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		(31 988)	(32 422)
Current year charge		(1 164)	(292)
per the income statement	9	(1 227)	(417)
per the statement of comprehensive income		63	125
Foreign exchange differences recognised in income statement		14	26
Translation of foreign operations		813	700
Balance at end of year		(32 325)	(31 988)

Comprising
Deferred tax assets		(35 803)	(37 193)
Deferred tax liabilities		3 478	5 205
		(32 325)	(31 988)

11Deferred tax continued

Deferred tax assets and liabilities are determined based on the tax status and rates of the underlying entities. We anticipate sufficient taxable profits to be generated in future to recover the deferred tax asset against. The US and SA tax losses do not expire. The deferred tax asset mainly relate to the US and it is probable that taxable profits will be available against which the deductible temporary difference can be utilised. This is supported by approved financial forecasts.

	2025	2024
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
South Africa	(4 564)	(4 193)
United States of America	(27 426)	(25 608)
Germany	1 087	964
Mozambique	(1 410)	(1 567)
Other	(12)	(1 584)
	(32 325)	(31 988)
Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	17 102	14 768
Right of use assets	1 573	1 677
Current assets	(1 396)	(1 216)
Short- and long-term provisions	(3 672)	(4 284)
Calculated tax losses	(39 896)	(39 666)
Financial liabilities	374	225
Lease liabilities	(2 979)	(2 922)
Other¹	(6 909)	(5 775)
	(35 803)	(37 193)
Net deferred tax liabilities:
Property, plant and equipment	5 054	6 833
Right of use assets	461	490
Current assets	129	138
Short- and long-term provisions	(2 116)	(1 928)
Calculated tax losses	(8)	(4)
Financial liabilities	107	106
Lease liabilities	(501)	(543)
Other	352	113
	3 478	5 205

1Other mainly relates to the US interest expense limitation carry forward of R6,1 billion (2024: R5,0 billion).

11Deferred tax continued

Deferred tax assets have been recognised for the carry forward amount of unutilised tax losses relating to the Group’s operations where, among other things, some taxation losses can be carried forward indefinitely and there is compelling evidence that it is probable that sufficient taxable profits will be available in the future to utilise all tax losses carried forward.

	2025	2024
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	331 602	326 354
Utilised against the deferred tax balance	(211 270)	(209 025)
Not recognised as a deferred tax asset	120 332	117 329
Calculated tax losses carried forward that have not been recognised:*
Expiry between one and five years	575	—
Expiry thereafter	8 066	1 395
Indefinite life	111 691	115 934
	120 332	117 329
*

Mainly US deferred tax asset previously recognised on tax losses; the deferred tax asset was reversed in 2024 as it is no longer considered probable that sufficient future taxable income will be available in the foreseeable future to fully recover the deferred tax asset. Refer to note 9.

Areas of judgement:

A deferred tax asset is recognised to the extent that it is probable that future taxable profits will be available against which the deferred tax asset can be utilised. This includes the significant tax losses incurred at our US operations and Sasol Financing International Limited. These losses do not expire. The assumptions used in estimating future taxable profits are consistent with the main assumptions disclosed in note 8. Where appropriate, the expected impact of climate change was considered in estimating the future taxable profits. The provision of deferred tax assets and liabilities reflects the tax consequences that would follow from the expected recovery or settlement of the carrying amount of its assets and liabilities.

11Deferred tax continued

Unremitted earnings at end of year that would be subject to foreign dividend withholding tax and after tax effect if remitted

Deferred tax liabilities are not recognised for the income tax effect that may arise on the remittance of unremitted earnings by foreign subsidiaries, joint operations and incorporated joint ventures. It is management’s intention that, where there is no double taxation relief, these earnings will be permanently re-invested in the Group.

	2025	2024
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	33 594	34 256
Europe	23 745	22 766
Rest of Africa	3 523	3 903
Other	6 326	7 587

Tax effect if remitted	798	795
Europe	457	458
Rest of Africa	282	312
Other	59	25

Dividend withholding tax

Dividend withholding tax is payable at a rate of 20% on dividends distributed to shareholders. Dividends paid to companies and certain other institutions and certain individuals are not subject to this withholding tax. This tax is not attributable to the company paying the dividend but is collected by the company and paid to the tax authorities on behalf of the shareholder.

On receipt of a dividend, the company includes the dividend withholding tax in its computation of the income tax expense.

	2025	2024
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	90 913	84 328
Maximum withholding tax payable by shareholders if distributed to individuals	18 183	16 866

Accounting policies:

The income tax charge is determined based on net income before tax for the year and includes current tax, deferred tax and dividend withholding tax payable by Sasol.

The current tax charge is the tax payable on the taxable income for the financial year applying enacted or substantively enacted tax rates and includes any adjustments to tax payable in respect of prior years.

Deferred tax is provided for using the liability method, on all temporary differences between the carrying amount of assets and liabilities for accounting purposes and the amounts used for tax purposes and on any tax losses using enacted or substantively enacted tax rates at the reporting date that are expected to apply when the asset is realised or liability settled.

Deferred tax assets and liabilities are offset when the related income taxes are levied by the same taxation authority, there is a legally enforceable right to offset and there is an intention to settle the balances on a net basis.